UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR
                                    --------


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21815

  MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.

MERCANTILE ABSOLUTE RETURN
FUND FOR TAX-EXEMPT/
DEFERRED INVESTORS (TEDI) LLC
ANNUAL REPORT
MARCH 31, 2007

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------



                                                                         PAGE(S)

Report of Independent Registered Public Accounting Firm........................2

FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities...............................3

Consolidated Statement of Operations...........................................4

Consolidated Statement of Changes in Members' Capital..........................5

Consolidated Statement of Cash Flows...........................................6

Consolidated Financial Highlights..............................................7

Notes to Consolidated Financial Statements.....................................8

Directors and Officers of the Fund (unaudited)................................14

Board Approval of Interim Investment Management Agreement (unaudited).........18

Other Information (unaudited).................................................20

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Members and Board of Directors of Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC:

We have audited the accompanying statement of assets and liabilities of Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC (the "Fund") as of March 31, 2007 and the related consolidated statements of operations, changes in members' capital, and cash flows and the financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These consolidated financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on consolidated these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC as of March 31, 2007, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include an investment in Mercantile Absolute Return Master Fund LLC (the "Master Fund") valued at $2,859,009 (101.2% of total members' capital) as of March 31, 2007, for which value has been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, management's estimate of values may differ significantly from the values that would have been used had a ready market existed for the investments and the differences could be material.

DELOITTE & TOUCHE LLP
Chicago, Illinois
May 25, 2007

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------------------

ASSETS
Investment in Mercantile Absolute Return Master Fund LLC                        $2,859,009
Investment in registered investment company, at value (cost $19,945)*               19,945
Receivable from manager                                                              9,973
Prepaid directors' fees                                                                309
                                                                                ----------
             Total assets                                                        2,889,236
                                                                                ----------
LIABILITIES
Administration fees payable                                                         12,237
Incentive fees payable                                                               9,483
Other accrued expenses                                                              42,821
                                                                                ----------
             Total liabilities                                                      64,541
                                                                                ----------
             Net assets                                                         $2,824,695
                                                                                ==========

MEMBERS' CAPITAL
Capital                                                                         $2,716,500
Accumulated net investment loss                                                    (49,628)
Accumulated net realized gain on investments                                       117,078
Net unrealized appreciation on investments                                          40,745
                                                                                ----------
               Members' capital                                                 $2,824,695
                                                                                ==========

        * See Note 2 in Notes to Financial Statements.







   The accompanying notes are an integral part of the consolidated financial statements.


MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
    Dividend income                                                             $  1,263
    Expenses                                                                     (35,104)
                                                                                --------
      Net investment loss allocated from Master Fund                             (33,841)
                                                                                --------

EXPENSES
Administration fees                                                               10,810
Incentive fees                                                                     9,483
Directors' fees                                                                    5,000
Audit fees                                                                        35,585
Organization costs                                                                26,500
Printing fees                                                                      8,417
Legal fees                                                                         6,848
Registration fees                                                                    650
Custodian fees                                                                        52
Other expenses                                                                     3,338
                                                                                --------
             Total operating expenses                                            106,683
                                                                                --------
Less:
      Waiver of organizational costs                                             (26,500)
      Waiver of administration fees                                               (4,558)
      Expense reimbursement from Advisor                                         (59,838)
                                                                                --------
             Net operating expenses                                               15,787
                                                                                --------
             Net investment loss                                                 (49,628)
                                                                                --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
      MASTER FUND
Net realized gain on investments                                                 117,078
Net change in unrealized appreciation (depreciation) on investments               40,745
                                                                                --------
             Net realized and unrealized gain on investments allocated from
               Master Fund                                                       157,823
                                                                                --------
Net increase in members' capital from operating activities                      $108,195
                                                                                ========


* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006



   The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*
FROM OPERATING ACTIVITIES
Net investment loss                                                             $  (49,628)
Net realized gain on investments                                                   117,078
Net change in unrealized appreciation (depreciation)
on investments                                                                      40,745
                                                                                ----------
             Net increase in members' capital
             from operating activities                                             108,195
                                                                                ----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests**                                               2,716,500
                                                                                ----------
             Net increase in members' capital
             from capital transactions                                           2,716,500
                                                                                ----------
MEMBERS' CAPITAL
Balance at beginning of period                                                          --
Balance at end of period                                                        $2,824,695
                                                                                ==========

  * The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
 ** Includes proceeds from the initial seeding of the Fund.


 The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                  $   108,195
Adjustments to reconcile net increase in members' capital from operating activities to net cash used in operating activities
    Net change in unrealized (appreciation) depreciation on investments allocated from
        Master Fund                                                                             (40,745)
    Net realized gain on investments allocated from Master Fund                                (117,078)
    Purchases of investments in Master Fund                                                  (2,758,748)
    Proceeds from sale of investments in Master Fund                                             23,721
    Net investment loss allocated from Master Fund                                               33,841
    Net purchases of short-term investments                                                     (19,945)
    Increase in receivable from Manager                                                          (9,973)
    Increase in prepaid directors' fees                                                            (309)
    Increase in incentive fees payable                                                            9,483
    Increase in administration fees payable                                                      12,237
    Increase in other accrued expenses                                                           42,821
                                                                                            -----------
             Net cash used in operating activities                                           (2,716,500)
                                                                                            -----------

Cash flows from financing activities
Capital contributions**                                                                       2,716,500
                                                                                            -----------
             Net cash provided by financing activities                                        2,716,500
                                                                                            -----------
             Net change in cash and cash equivalents                                                 --

Cash and cash equivalents
Beginning of period                                                                                  --
                                                                                            -----------
End of period                                                                               $        --
                                                                                            ===========

    *  The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
    ** Includes proceeds from the initial seeding of the Fund.






       The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------------------


Total return (1)                                                                  3.85 %(4)
Incentive fee                                                                    (0.35)
                                                                                ------
       Total return after incentive fee (1)                                       3.50 %(4)
                                                                                ======
Net assets, end of period (000's)                                               $2,825

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
    Net investment loss, before waivers and reimbursements                      (10.16)%(3)
    Net investment loss, net of waivers and reimbursements                       (3.59)%(3)
Expense ratio before incentive fee
    Operating expenses, before waivers and reimbursements (2)                     9.56 %(3)
    Operating expenses, net of waivers and reimbursements (2)                     2.99 %(3)
Expense ratio, net of waivers and reimbursements after incentive fee
    Expense ratio, net of waivers and reimbursements                              2.99 %(3)
    Incentive fee                                                                 0.51 %(4)
                                                                                ------
       Expense ratio, net of waivers and reimbursements
          after incentive fee                                                     3.50 %(3)
                                                                                ======
    Portfolio turnover                                                           35.12 (5)


* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
(1).Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period from July 1, 2006 (commencement of investment operations) through March 31, 2007.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The waivers consist of voluntary payments made by the Manager. See Note 3 in Notes to Financial Statements.
(3) Annualized.
(4) Not annualized.
(5) Portfolio turnover represents the Master Fund's portfolio turnover.







 The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC (the "Fund") is a recently formed limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.

     The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Mercantile Absolute Return Offshore Fund for Tax-Exempt/Deferred Investors (TEDI) LDC, a Cayman Islands limited duration company with the same investment objectives as the Fund (the "Offshore Fund"). The Offshore Fund commenced operations on July 1, 2006. The Offshore Fund invests substantially all of its investable assets into Mercantile Absolute Return Master Fund LLC, a Delaware limited liability company with the same investment objectives as the Fund and the Offshore Fund (the "Master Fund"). The Offshore Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 4.8% of the Master Fund as of March 31, 2007. As the Fund controls substantially all of the operations of the Offshore Fund, these financial statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

     The Master Fund seeks to achieve the investment objectives by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors,

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company ("MSD&T"), which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the Merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager is currently serving as the investment manager pursuant to an interim investment management agreement effective March 2, 2007 and will continue to serve in such capacity (unless sooner terminated) until members of the Fund either approve or disapprove a new investment management agreements or July 29, 2007, whichever is sooner. At March 31, 2007, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $139,847.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius HVB Partners, LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

         The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.  INVESTMENT IN REGISTERED INVESTMENT COMPANY
         Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes. At March 31, 2007 this investment consisted of 19,945 shares which amounted to 0.7% of net assets.

     D.  SEGREGATED ACCOUNT
         A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

     E.  FUND EXPENSES
         The Fund will bear all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. Certain expenses of the Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to members.

         The offering costs of the Fund were paid by the Manager. Additionally, the Manager paid the organizational expenses that were incurred by the Fund and will not seek reimbursement from the Fund.

     F.  INCOME TAXES
         The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

     G.  DISTRIBUTION POLICY
         The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     H.  CAPITAL ACCOUNTS
         Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

     I.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3    RELATED PARTY TRANSACTIONS

     A.  INCENTIVE FEES
         The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Incentive Fee only will be charged if the net profits exceed the Benchmark Return for such Incentive Period; provided, that the Incentive Fee will be charged only up to the extent it does not reduce such member's net profits below the amount of the Benchmark Return. The "Benchmark Return" is a non-cumulative return, determined from the first date of the fiscal year, except if a member's initial capital contribution is made after the beginning of the fiscal year, the Benchmark Return is instead determined from such initial contribution date. The Benchmark Return as of any accounting date equals the average of the rates for the generic three-month LIBOR as of the last day of each of the four immediately preceding calendar quarters, as published by Bloomberg, L.P. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee. Under the interim investment management agreements, the incentive fees earned by the Manager for services provided to the Master Fund and the Fund during March 2, 2007 to March 31, 2007 are being held in an interest bearing escrow account. If a majority of the Fund's outstanding voting securities approve the new investment management agreements for the Master Fund and the Fund, then the amount in the escrow account for the Master Fund and the Fund (including any interest earned) will be paid to the Manager. If a majority of the Fund's outstanding voting securities do not approve the new investment management agreements, then the Manager will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing the management services (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the Master Fund and the Fund, respectively.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     B.  ADMINISTRATION AND OTHER FEES
         The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         The Manager is voluntarily waiving a portion of the administrative fee payable by the Fund. The Manager may terminate all or a portion of this voluntary fee waiver at any time and without notice to members.

         SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     C.  BOARD FEES
         The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Master Fund allocated to the Fund for the period ended March 31, 2007 were $2,165.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended March 31, 2007, aggregate purchases of the Master Fund amounted to $2,758,748 and aggregate sales of the Master Fund amounted to $23,721.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

8.       TENDER OFFERS

         On February 27, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by the members of the Fund at a price equal to the net asset value at June 29, 2007. No Interests were tendered.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------
NAME AND AGE               POSITION(S)    LENGTH OF     PRINCIPAL                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
                           HELD WITH      TIME          OCCUPATION(S)
                           FUND           SERVED        DURING PAST 5 YEARS
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------
L. White Matthews, III     Director       Since         Retired since 2001;        Mercantile Alternative Strategies Master
                                          2003          Chairman, Ceridian         Fund LLC, Mercantile Alternative Strategies
Age: 61                                                 Corporation, 2006 to       Fund LLC, Mercantile Alternative Strategies
                                                        present; Director,         Fund for Tax-Exempt/Deferred Investors
                                                        Executive Vice President   (TEDI) LLC, Mercantile Long-Short Manager
                                                        and Chief Financial        Fund LLC, Mercantile Long-Short Manager Fund
                                                        Officer, Ecolab, Inc.      LLC for Tax-Exempt/Deferred Investors (TEDI)
                                                        (cleaning products and     LLC, Mercantile Absolute Return Fund LLC,
                                                        services) 1999 to 2001.    Mercantile Absolute Return Master Fund LLC,
                                                                                   Mercantile Absolute Return Master Fund LLC;
                                                                                   Mercantile Funds, Inc.; Director, Matrixx
                                                                                   Initiatives, Inc. pharmaceuticals); Imation
                                                                                   Corp. (data storage products).
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------
Edward D. Miller           Director       Since         Dean and Chief Executive   Mercantile Alternative Strategies Master
Age: 64                                   2002          Officer, Johns Hopkins     Fund LLC, Mercantile Alternative Strategies
                                                        Medicine, January 1997     Fund LLC, Mercantile Alternative Strategies
                                                        to present.                Fund for Tax-Exempt/Deferred Investors
                                                                                   (TEDI) LLC, Mercantile Long-Short Manager
                                                                                   Fund LLC, Mercantile Long-Short Manager Fund
                                                                                   LLC for Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC, Mercantile Absolute Return Fund LLC,
                                                                                   Mercantile Absolute Return Master Fund LLC,
                                                                                   Mercantile Absolute Return Master Fund LLC,;
                                                                                   Mercantile Funds, Inc.; Bradmer
                                                                                   Pharmaceuticals Inc. (pharmaceuticals).
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------

                                       14


MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS  (TEDI) LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

-------------------------- -------------- ------------- -------------------------- ----------------------------------------------
John R. Murphy             Director and   Since         Vice Chairman, National    Mercantile Alternative Strategies Master
Age: 73                    Chairman of    2002          Geographic Society,        Fund LLC, Mercantile Alternative Strategies
                           the Board                    March 1998 to present.     Fund LLC, Mercantile Alternative Strategies
                                                                                   Fund for Tax-Exempt/Deferred Investors
                                                                                   (TEDI) LLC, Mercantile Long-Short Manager
                                                                                   Master Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC for Tax-Exempt/Deferred
                                                                                   Investors (TEDI) LLC, Mercantile Absolute
                                                                                   Return Fund LLC, Mercantile Absolute Return
                                                                                   Master Fund LLC; Mercantile Funds, Inc.;
                                                                                   Omnicom Group, Inc. (media and marketing
                                                                                   services).
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------
Thomas L. Owsley           Director       Since         Retired since August       Mercantile Alternative Strategies Master
Age: 66                                   2005          2004; President, Chief     Fund LLC, Mercantile Alternative Strategies
                                                        Executive Officer and      Fund LLC, Mercantile Alternative Strategies
                                                        Chief Operating Officer,   Fund for Tax-Exempt/Deferred Investors
                                                        Crown Central Petroleum    (TEDI) LLC, Mercantile Long-Short Manager
                                                        Corporation 2003 to        Master Fund LLC, Mercantile Long-Short
                                                        August 2004: Senior Vice   Manager Fund LLC, Mercantile Long-Short
                                                        President, General         Manager Fund LLC for Tax-Exempt/Deferred
                                                        Counsel and Corporate      Investors (TEDI) LLC, Mercantile Absolute
                                                        Secretary 2001 to 2003.    Return Fund LLC, Mercantile Absolute Return
                                                                                   Master Fund LLC; Mercantile Funds, Inc.
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------
George R. Packard, III     Director       Since         President, U.S. Japan      Mercantile Alternative Strategies Master
Age: 74                                   2002          Foundation.                Fund LLC, Mercantile Alternative Strategies
                                                                                   Fund LLC, Mercantile Alternative Strategies
                                                                                   Fund for Tax-Exempt/Deferred Investors
                                                                                   (TEDI) LLC, Mercantile Long-Short Manager
                                                                                   Master Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC for Tax-Exempt/Deferred
                                                                                   Investors (TEDI) LLC, Mercantile Absolute
                                                                                   Return Fund LLC, Mercantile Absolute Return
                                                                                   Master Fund LLC; Mercantile Funds, Inc.
-------------------------- -------------- ------------- -------------------------- ----------------------------------------------

                                       15



MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS  (TEDI) LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------------------------


INTERESTED DIRECTOR
-------------------------- -------------- ------------- -------------------------- ------------------------------------------
NAME AND AGE               POSITION       LENGTH OF     PRINCIPAL                  OTHER DIRECTORSHIPS HELD BY
                           HELD WITH      TIME          OCCUPATION DURING          DIRECTOR
                           FUND           SERVED        PAST 5 YEARS
-------------------------- -------------- ------------- -------------------------- ------------------------------------------
Decatur H. Miller((1))     Director       Since         Retired.                   Mercantile Alternative Strategies Master
Age: 74                                   2002                                         Fund LLC, Mercantile Alternative
                                                                                   Strategies Fund LLC, Mercantile
                                                                                   Alternative Strategies Fund for
                                                                                   Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC, Mercantile Long-Short Manager
                                                                                   Master Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC for Tax-Exempt/Deferred
                                                                                   Investors (TEDI) LLC, Mercantile
                                                                                   Absolute Return Fund LLC, Mercantile
                                                                                   Absolute Return Master Fund LLC;
                                                                                   Mercantile Funds, Inc.
-------------------------- -------------- ------------- -------------------------- ------------------------------------------

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which MSD&T, the parent company of MCA, is also a co-trustee.

OFFICERS OF THE FUND
Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

                                       16





--------------------------------------------------------------------------------------------------------------------------
NAME AND AGE                 POSITION(S)     LENGTH
                              HELD WITH     OF TIME                         PRINCIPAL OCCUPATION(S)
                                FUND         SERVED                          DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Kevin A. McCreadie         President        Since      Executive Vice President of the Fund from 2003 to March 2004.
Age: 46                                     2004       President, MCA since 2004; Chief Investment Officer, MCA and
                                                       MSD&T since 2002; Partner, Brown Investment Advisory & Trust
                                                       Company from 1999 to 2002.
--------------------------------------------------------------------------------------------------------------------------
David L. Meyer             Vice President   Since      Executive Vice President and Chief Operating Officer, Investment
Age: 50                                     2006       and Wealth Management, MSD&T since 2002; Deputy Chief Operating
                                                       Officer of PNC Wealth Management since 2007; Senior Vice
                                                       President and Chief Operating, MCA since 2002; Chairman of Board of Mercantile Brokerage Services, Inc. 2002; Managing Director of
                                                       JPMorgan 1994 to 2002.
--------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux         Assistant Vice   Since      President, EJV Financial Services (consulting) since 2002;
Age: 63                    President and    2004       Director, Senior Vice President, Old Mutual Advisor Funds II
                           Chief                       since 2005; Vice President, Swiss Helvetia Fund since 1987; Vice
                           Compliance                  President, Hilliard Lyons Government Fund since 2004; Vice
                           Officer                     President, ISI Funds since 1986; Chief Compliance Officer,
                                                       Victory Funds since 2005; Deutsche Asset Management ("DeAM") from
                                                       1987 to 2002.
--------------------------------------------------------------------------------------------------------------------------
Michael D. Daniels         Treasurer        Since      Senior Vice President, MSD&T and MCA since 2006; Vice President,
Age: 39                                     2006       Calamos Asset Management from 2004 to 2006; Vice President,
                                                       JPMorgan from 2002 to 2004.
--------------------------------------------------------------------------------------------------------------------------
Jennifer E. Vollmer        Secretary        Since       Vice President, MCA and MSD&T since 2001; Associate, DeAM from
Age: 35                                     2002        1999 to 2001.
--------------------------------------------------------------------------------------------------------------------------
Savonne L. Ferguson        Assistant        Since       Assistant Vice President, MCA and MSD&T since 2002; DeAM
Age: 33                    Secretary        2004        Associate (2002) from 1999 to 2002.
--------------------------------------------------------------------------------------------------------------------------

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund. The assets of the Master Fund are actively managed and, in consideration of the services that Mercantile provided under a prior investment management agreement, the Master Fund paid Mercantile an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund paid Mercantile a performance-based incentive fee pursuant to a prior investment management agreement between Mercantile and the Fund. As used in herein, these agreements are collectively referred to as the "Prior Investment Management Agreements."

The Manager was indirectly wholly owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). The foregoing is referred to as the "Merger." The Merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

At a regular meeting held on February 15, 2007, the Directors, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and approved the interim investment management agreement between the Manager and the Fund, and the Directors of the Master Fund, who are also Directors of the Fund, approved an interim investment management agreement between the Manager and the Master Fund (the "Interim Investment Management Agreements") in order for the Manager to continue to serve as the investment manager in the event that the Merger occurred.

In reaching their decision to approve the Interim Investment Management Agreements, the Directors met with senior personnel of the Manager and PNC to discuss the general terms of the proposed merger transaction, the general corporate structure of PNC, the Manger's views on the proposed merger transaction, and PNC's general plans for operating the Manager as part of its asset management business.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, reviewed materials received from the Manager and considered the presentations made by PNC and the Manager. The Directors also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Interim Investment Management Agreements. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager or PNC were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and its members, and took into account that the Interim Investment Management Agreements were identical in all material respects to the Prior

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

Investment Management Agreements; that the advisory and incentive fees earned would be held in escrow pending approval of new investment management agreements; the material terms of the acquisition that would impact the Fund, the Master Fund or the Manager, including PNC's stated intentions regarding the extent of integration of the Manager into the PNC organization; plans to retain key personnel of the Manager; any contemplated changes to the structure of the Fund, the Master Fund or their Directors, officers, service providers, distribution channels or other operational matters; and that the Fund or the Master Fund would not bear any expenses related to the acquisition, including expenses related to the proxy statement and that the independence of the Fund's and Master Fund's registered public accounting firm would not be compromised by the acquisition.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Interim Investment Management Agreements, the Directors considered the stated intentions of PNC and the Manager to retain key personnel of the Manager and noted that pursuant to the authority given to it under the Master Fund's Interim Investment Management Agreement, the Manager would continue to retain the services of Ramius HVB Partners, LLC to act as investment adviser to the Master Fund, as it did under the Master Fund's Prior Investment Management Agreement. Based on this review, the Directors concluded that Mercantile had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also reviewed the annualized returns of the Fund for the calendar year-to-date, three-year and since inception periods ended December 31, 2006 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund underperformed the HFRX Absolute Return Index for the year ended December 31, 2006, but outperformed the three-year and since inception periods. In addition, the Fund outperformed the annual returns of the Lehman Aggregate Bond Index for the year ended December 31, 2006, and the three-year and since inception periods. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Interim Investment Management Agreements were reasonable and fair and that the approval of the Interim Investment Management Agreements was in the best interests of the Fund and its members.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC OTHER INFORMATION (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER TO THE MASTER FUND
Ramius HVB Partners, LLC
666 Third Avenue
New York, New York 10017

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

MERCANTILE ABSOLUTE RETURN
MASTER FUND LLC
ANNUAL REPORT
MARCH 31, 2007

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


                                                                         PAGE(S)

Fund Commentary (unaudited)....................................................2

Report of Independent Registered Public Accounting Firm........................4

FINANCIAL STATEMENTS

Schedule of Investments........................................................5

Statement of Assets and Liabilities............................................7

Statement of Operations........................................................8

Statement of Changes in Members' Capital.......................................9

Statement of Cash Flows.......................................................10

Financial Highlights..........................................................11

Notes to Financial Statements.................................................12

Liquidity of Investment Funds (unaudited).....................................18

Directors and Officers of the Fund (unaudited)................................19

Board Approval of Interim Investment Management Agreement (unaudited).........23

Other Information (unaudited).................................................25

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


Dear Members:

The Mercantile Absolute Return Master Fund LLC (the "Fund") gained approximately 6.08% (net of all fees) during the fiscal year and posted positive performance in 10 out of 12 months. The first six months of the year were very difficult for the Fund. Many hedge fund strategies suffered during May as the financial markets encountered substantial volatility due to a sudden shift in investor appetite for risk. The outsized loss at a large multi-strategy fund also caused losses in September. The latter half of the year was extremely profitable for the Fund, as gains were registered each month from October to March.

Credit-Based managers started off the first quarter of the fiscal year on a soft start as the Lehman High Yield Index experienced a 0.3% loss. However, the credit markets posted strong returns over the next three quarters as the Lehman High Yield Index returned 10.7%. The risk appetite for credit remained steadfast throughout the year given strong fundamentals, subdued inflation pressures, a sanguine economic outlook, contained long term interest rates, muted default rates, and robust corporate activity. Long-biased credit managers generally benefited from capital appreciation and interest income. Given the continued tight credit spread environment, select managers defensively positioned their funds by adding higher quality, short duration paper and increasing hedges in their portfolios. Select managers that focus on loan originations also performed well as senior secured loans appreciated and gains on certain privately sourced deals were realized.

Event-Driven managers generated favorable returns as the landscape for catalyst driven opportunities remained robust. Increased global consolidation within industries, record U.S. equity levels, healthy balance sheets, global liquidity, and rising LBO activity continued to drive corporate event opportunities, specifically within equity restructurings, merger arbitrage, litigation events, spin-offs, and recapitalizations. The global volume of announced merger deals over the last twelve months reached $3.7 trillion (April 2006 - March 2007) with U.S. deals slightly outweighing European deals. European utility takeovers in particular increased dramatically in 2006 as companies looked to strategically position themselves in anticipation of ongoing market deregulation. The distressed market continued to be relatively quiet as annualized default rates remained subdued at historic lows. Select managers benefited from favorable events in Altria, due to positive litigation rulings and the closing of the Kraft spin-off; Calpine, due to favorable cost cutting initiatives; Arcelor/Mittal, due to merger completion; and Endesa, due to positive reorganization events.

Fixed Income Arbitrage managers were positive during the year but did experience some volatility. The global sell-off in risky assets hurt performance during May even though the strategy was positive during April and June. Additionally, over the summer, there was marked volatility in fixed income markets. Many managers were positioned for a sell-off in government bonds and steepenings in global yield curves. During August however, global government bond markets rallied and yield curves flattened as the Federal Reserve did not raise interest rates for the first time since May 2004. From October through March, the strategy was very profitable, as bearish positions in sub-prime mortgages and more directional fixed income and currency trading drove performance.

Hedged Equity managers experienced positive performance during the fiscal year as a number of underlying themes within healthcare, utilities, telecom and energy took shape. Additionally, a number of underlying managers benefited from short positions targeting the sub-prime housing market and consumer cyclical names. Despite pockets of heightened volatility over the last 12 months, equity markets



  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


performed reasonably well. Globally, emerging equity markets outperformed developed equity markets. In the U.S., large cap stocks outperformed small cap stocks as investors gravitated from "risk taking" to "risk avoidance." The DJIA was up 13.0%, the S&P 500 gained 11.8%, the Russell 2000 returned 5.9% and the NASDAQ Composite rose 4.2%. In Europe, small cap stocks markedly outperformed large cap stocks over the last 12 months. The MSCI Europe Small Cap Index was up 16.7%, while the MSCI Europe Index returned 10.2%. The top performing economic sectors were utilities, telecommunication services and materials, while the bottom performing economic sectors were information technology, industrials and healthcare.



Sincerely,

RAMIUS HVB PARTNERS LLC










  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Members and Board of Directors of Mercantile Absolute Return Master Fund LLC:

We have audited the accompanying statement of assets and liabilities of Mercantile Absolute Return Master Fund LLC (the "Fund"), including the schedule of investments, as of March 31, 2007, and the related statements of operations, changes in members' capital, and cash flows and the financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2007 by correspondence with management and administrators of the underlying investment funds and of other investments by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercantile Absolute Return Master Fund LLC as of March 31, 2007, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include investments, valued at $59,596,708 (106.3% of total members' capital) as of March 31, 2007, whose value has been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, management's estimate of values may differ significantly from the values that would have been used had a ready market existed for the investments and the differences could be material.


DELOITTE & TOUCHE LLP
Chicago, Illinois
May 25, 2007

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                            INVESTMENT STRATEGY AS A
                         PERCENTAGE OF TOTAL INVESTMENTS
                                   (UNAUDITED)
                           41% Event-Driven
                           21% Multi-Strategy
                           15% Credit Based
                           13% Hedged Equity
                           10% Fixed Income Arbitrage


INVESTMENT FUNDS*                                                                                         % OF
                                                                    COST              VALUE           MEMBERS' CAPITAL
CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.**             $ 1,500,000       $ 2,718,100                4.84 %
    Blue Mountain Credit, L.P.**                                  2,000,000         2,619,002                4.67
    Chatham Asset Partners High Yield Fund, L.P.                  1,550,983         1,989,800                3.55
    GSO Special Situations, L.P.                                  1,500,000         1,818,064                3.24
                                                                ------------      ------------             -------
             Total Credit Based                                   6,550,983         9,144,966               16.30
EVENT-DRIVEN
    Aspen Partners, L.P.                                            150,419           242,607                0.43
    Castlerigg Partners, L.P.                                     3,000,000         3,334,620                5.95
    Cerberus Partners, L.P.                                       2,000,000         4,195,940                7.48
    Ecofin Special Situations Utilities Fund, L.P.                1,200,000         1,292,525                2.30
    Farallon Capital Offshore Investors, Inc.**                   2,800,000         4,845,805                8.64
    Icahn Partners, L.P.                                          1,700,000         1,885,736                3.36
    Montrica Global Opportunities, L.P.                           2,000,000         2,117,078                3.78
    Sisu Capital                                                  1,200,000         1,266,001                2.26
    Sopris Capital Partners, L.P.                                 1,318,000         1,377,567                2.46
    Taconic Opportunity Fund, L.P.                                3,000,000         3,673,396                6.55
                                                                ------------      ------------             -------
             Total Event-Driven                                  18,368,419        24,231,275               43.21
                                                                                                           (CONTINUED)




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------



INVESTMENT FUNDS* (CONTINUED)                                                                              % OF
                                                                    COST              VALUE           MEMBERS' CAPITAL
FIXED INCOME ARBITRAGE
    Brevan Howard, L.P.                                            $ 1,750,000       $ 2,186,948                  3.90 %
    MKP Credit, L.P.                                                 1,838,324         2,049,775                  3.66
    Parsec Trading Corp.                                             1,800,000         1,790,445                  3.19
                                                                   ------------      ------------               -------
             Total Fixed Income Arbitrage                            5,388,324         6,027,168                 10.75
HEDGED EQUITY
    32 Capital Fund, L.L.C.**                                        1,000,000         1,207,116                  2.15
    Ascend Partners Fund II, L.P.                                    1,064,378         1,243,003                  2.22
    Ecofin Global Utilities Hedge Fund LTD                           1,000,000         1,036,280                  1.85
    GCM Little Arbor Institutional Partners, L.P.                    1,000,000         1,155,022                  2.06
    SCP Domestic Fund, L.P.                                          1,000,000         1,201,996                  2.14
    Walker Smith Q.P.                                                1,500,000         1,682,653                  3.00
                                                                   ------------      ------------               -------
             Total Hedged Equity                                     6,564,378         7,526,070                 13.42
MULTI-STRATEGY
    Amaranth Partners, L.L.C.                                          517,285           354,256                  0.63
    Canyon Value Realization Fund, L.P.                              1,730,306         2,251,030                  4.01
    Elliott Associates, L.P.                                         2,000,000         3,634,871                  6.48
    HBK Fund, L.P.                                                   3,000,000         3,222,000                  5.75
    Perry Partners, L.P.                                             2,000,000         3,205,072                  5.72
                                                                   ------------      ------------               -------
             Total Multi-Strategy                                    9,247,591        12,667,229                 22.59
                                                                   ------------      ------------               -------
             Total Investments                                     $46,119,695       $59,596,708                106.27 %
                                                                   ============      ============               =======

   *  All investments are non-income producing.
   ** Fund investment segregated to cover tender offers (see Note 2 in Notes to Financial Statements).


As of March 31, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

             COUNTRY                             COST                 VALUE
         British Virgin Islands - 8.64%       $ 2,800,000          $ 4,845,805
         Cayman Islands - 3.77%                 2,000,000            2,117,078
         United States - 93.86%                41,319,695           52,633,825
                                              ------------         ------------
                                              $46,119,695          $59,596,708
                                              ============         ============

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $46,119,695. Net unrealized appreciation on investments for tax purposes was $13,477,013 consisting of $13,649,597 of gross unrealized appreciation and $172,584 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 106.27% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007

--------------------------------------------------------------------------------------------------------------------


ASSETS
Investment funds, at value (cost $46,119,695)                                                          $59,596,708
Investment in registered investment company, at value (cost $123,868)*                                     123,868
Fund investments made in advance                                                                         2,150,000
Receivable from investment funds sold                                                                      409,990
Prepaid expenses                                                                                            43,405
                                                                                                       ------------
             Total assets                                                                               62,323,971
                                                                                                       ------------
LIABILITIES
Management fee payable                                                                                     352,220
Administration fee payable                                                                                  22,298
Directors' fees payable                                                                                      2,661
Note payable for tender offer                                                                            3,579,943
Line of credit payable                                                                                   2,060,000
Capital contributions received in advance                                                                  175,000
Other accrued expenses                                                                                      52,749
                                                                                                       ------------
             Total liabilities                                                                           6,244,871
                                                                                                       ------------
             Net assets                                                                                $56,079,100
                                                                                                       ============
MEMBERS' CAPITAL
Capital                                                                                                $40,789,640
Accumulated net investment loss                                                                           (825,316)
Accumulated net realized gain on investments                                                             2,637,763
Net unrealized appreciation on investments                                                              13,477,013
                                                                                                       ------------
             Members' capital                                                                          $56,079,100
                                                                                                       ============

   * See Note 2 in Notes to Financial Statements.









    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2007*

--------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
Dividend income                                                                                         $   41,299
                                                                                                        -----------
OPERATING EXPENSES
Management fees                                                                                            535,658
Administration fees                                                                                         85,524
Audit and tax fees                                                                                          65,250
Directors' fees                                                                                             55,342
Legal fees                                                                                                  28,250
Interest expense                                                                                            26,483
Line of credit fees                                                                                          9,375
Custodian fees                                                                                               4,287
Printing fees                                                                                                4,067
Registration fees                                                                                            1,065
Other expenses                                                                                              51,314
                                                                                                        -----------
             Operating expenses                                                                            866,615
                                                                                                        -----------
             Net investment loss                                                                          (825,316)
                                                                                                        -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                                         2,637,763
Net change in unrealized appreciation (depreciation) on investments                                        744,051
                                                                                                        -----------
             Net realized and unrealized gain on investments                                             3,381,814
                                                                                                        -----------
Net increase in members' capital from operating activities                                              $2,556,498
                                                                                                        ===========


   *  The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.









    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL

---------------------------------------------------------------------------------------------------------------------


FOR THE PERIOD ENDED MARCH 31, 2007*


From operating activities
Net investment loss                                                                                     $  (825,316)
Net realized gain on investments                                                                          2,637,763
Net change in unrealized appreciation (depreciation)
on investments                                                                                              744,051
                                                                                                        ------------
             Net increase in members' capital
             from operating activities                                                                    2,556,498
                                                                                                        ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                                                       55,921,867
Proceeds from sales of Interests***                                                                       5,325,283
Cost of Interests repurchased                                                                            (7,724,548)
                                                                                                        ------------
             Net increase in members' capital
             from capital transactions                                                                   53,522,602
                                                                                                        ------------
MEMBERS' CAPITAL
Balance at beginning of period                                                                                   --
Balance at end of period                                                                                $56,079,100
                                                                                                        ============


   *   The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
   **  See Note 1 in Notes to Financial Statements.
   *** Includes proceeds from initial seeding of the Fund










    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CASH FLOWS
PERIOD ENDED MARCH 31, 2007*

---------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                             $  2,556,498
Adjustments to reconcile net increase in members' capital from operating activities to net cash used in operating activities
    Net change in unrealized (appreciation)/depreciation on investments                                    (744,051)
    Net realized gain on investments                                                                     (2,637,763)
    Purchases of investments                                                                            (20,538,324)
    Proceeds from sale of investments                                                                    19,215,941
    Net purchases of short term investments                                                                (123,868)
    Increase in fund investments made in advance                                                         (2,150,000)
    Increase in receivable from investments sold                                                           (177,109)
    Decrease in dividend receivable                                                                             374
    Increase in prepaid expenses                                                                            (43,405)
    Increase in directors' fees payable                                                                       2,661
    Increase in administration fee payable                                                                   22,298
    Increase in management fee payable                                                                      352,220
    Increase in other accrued expenses                                                                       52,749
                                                                                                       -------------
             Net cash used in operating activities                                                       (4,211,779)
                                                                                                       -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions**                                                                                   5,500,283
Capital withdrawals                                                                                      (4,144,605)
Increase in loan payable                                                                                  2,060,000
                                                                                                       -------------
             Net cash provided by financing activities                                                    3,415,678
                                                                                                       -------------
             Net decrease in cash and cash equivalents                                                     (796,101)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                         796,101
                                                                                                       -------------
End of period                                                                                          $         --
                                                                                                       =============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit                                                                        $     26,232
                                                                                                       =============

NON-CASH OPERATING ACTIVITIES
    Assets received from Mercantile Absolute Return Fund LLC (see Note 1)
      Investments, at value                                                                            $ 54,892,511
      Cash                                                                                                  796,101
      Receivable from investments sold                                                                      232,881
      Dividends receivable                                                                                      374

   *  The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
   ** Includes proceeds from initial seeding of the Fund



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
FINANCIAL HIGHLIGHTS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------



Total return (1)                                                     4.42  % (4)
                                                                  --------
Net assets, end of period (000's)                                 $56,079
RATIOS TO AVERAGE NET ASSETS
    Net investment loss                                             (1.92) % (3)
    Net operating expenses (2)                                       2.02  % (3)
                                                                  ========
Portfolio turnover rate                                             35.12  % (4)



* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
(1) Total return is calculated for all the members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period from July 1, 2006 (commencement of investment operations) through March 31, 2007.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.
(3)  Annualized.
(4)  Not annualized.








    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Mercantile Absolute Return Master Fund LLC (the "Master Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from Mercantile Absolute Return Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company ("MSD&T"), which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the Merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager is currently serving as the investment manager pursuant to an interim investment management agreement effective March 2, 2007 and will continue to serve in such capacity (unless sooner terminated) until members of the Fund either approve or disapprove a new investment management agreements or July 29, 2007, whichever is sooner.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius HVB Partners LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.  FUND EXPENSES
         The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the year ended March 31, 2007, fees for these services ranged from 1.0% to 2.5% annually for management fees and ranged from 20% to 25% annually for the performance or incentive allocations.

         The Master Fund's initial organizational expenses including costs incurred with the initial offering of the Master Fund were paid by the Manager.

     D.  INCOME TAXES
         The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

         On behalf of non-U.S. Members the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.  INVESTMENT IN REGISTERED INVESTMENT COMPANY
         Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes. At March 31, 2007 this investment consisted of 123,868 shares which amounted to 0.2% of net assets.

     F.  SEGREGATED INVESTMENTS
         Certain investments have been segregated to finance the repurchase of Interests from tender offers.

     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     H.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund. Under the interim investment management agreement, the management fees earned by the Manager for services provided during March 2, 2007 to March 31, 2007 are being held in an interest bearing escrow account. If a majority of the feeder funds' outstanding voting securities approve the new investment management agreement, then the amount in the escrow account for the Fund (including any interest earned) will be paid to the Manager. If a majority of the feeder funds' outstanding voting securities do not approve the new investment management agreements, then the Manager will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing the management services (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the Fund.

     B.  ADMINISTRATION AND OTHER FEES
         The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.  BOARD FEES
         Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended March 31, 2007 were $55,342.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended March 31, 2007, the aggregate purchases and sales of investments (excluding short-term securities) were $20,538,324 and $19,215,941, respectively.

8.   TENDER OFFERS

     On August 25, 2006, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to 5% of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2006. Tenders with a value in the amount of $2,853,755 were received and accepted by the Master Fund from members. Members received a payment of $2,853,755 on January 31, 2007.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4.1 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with an estimated value in the amount of $3,579,943 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to a payment within 30 days after June 29, 2007.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund will pay a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended March 31, 2007, the Master Fund had average borrowings of $2,010,000 over an average period of 20 days at an interest rate of 9.25%. As of March 31, 2007 there were borrowings outstanding of $2,060,000.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2007, the Master Fund has not evaluated the impact that will result from adopting FIN 48.

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in members' capital for a fiscal period.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------



The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.


INVESTMENT FUNDS                                                LIQUIDITY
     32 Capital Fund, L.L.C.                                     Monthly
     Amaranth Partners, L.L.C.                                   Annually
     Arx Global High Yield Securities Fund I, L.P.        1st & 2nd Quarter only
     Ascend Partners Fund II, L.P.                              Quarterly
     Aspen Partners, L.P.                                        Annually
     Blue Mountain Credit, L.P.                                  Annually
     Brevan Howard, L.P.                                         Annually
     Canyon Value Realization Fund, L.P.                         Annually
     Castlerigg Partners, L.P.                                  Quarterly
     Cerberus Partners, L.P.                                   Semi-Annually
     Chatham Asset Partners High Yield Fund, L.P.                Annually
     Ecofin Special Situations Utilities Fund, L.P.              Monthly
     Ecofin Global Utilities Hedge Fund LTD                      Monthly
     Elliott Associates, L.P.                                    Annually
     Farallon Capital Offshore Investors, Inc.                  Quarterly
     GCM Little Arbor Institutional Partners, L.P.              Quarterly
     GSO Special Situations, L.P.                               Quarterly
     HBK Fund, L.P.                                             Quarterly
     Icahn Partners, L.P.                                      Semi-Annually
     MKP Credit, L.P.                                            Annually
     Montrica Global Opportunities, L.P.                        Quarterly
     Parsec Trading Corp.                                        Monthly
     Perry Partners, L.P.                                        Annually
     SCP Domestic Fund, L.P.                                    Quarterly
     Sisu Capital                                              Semi-Annually
     Sopris Capital Partners, L.P.                               Annually
     Taconic Opportunity Fund, L.P.                              Annually
     Walker Smith Q.P.                                          Quarterly

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o Mercantile Absolute Return Master Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE               POSITION(S)    LENGTH OF     PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS HELD BY DIRECTOR
                           HELD WITH      TIME          OCCUPATION(S)
                           FUND           SERVED        DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
L. White Matthews,         Director       Since         Retired since 2001;        Mercantile Alternative Strategies Master
III                                       2003          Chairman, Ceridian         Fund LLC, Mercantile Alternative
Age: 61                                                 Corporation, 2006 to       Strategies Fund LLC, Mercantile
                                                        present; Director,         Alternative Strategies Fund for Tax-
                                                        Executive Vice             Exempt/Deferred Investors (TEDI) LLC,
                                                        President and Chief        Mercantile Long-Short Manager Fund
                                                        Financial Officer,         LLC, Mercantile Long-Short Manager
                                                        Ecolab, Inc. (cleaning     Fund LLC for Tax-Exempt/Deferred
                                                        products and               Investors (TEDI) LLC, Mercantile Long-
                                                        services) 1999 to          Short Manager Master Fund LLC,
                                                        2001.                      Mercantile Absolute Return Fund LLC,
                                                                                   Mercantile Absolute Return Fund for
                                                                                   Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC; Mercantile Funds, Inc.; Matrixx
                                                                                   Initiatives, Inc. pharmaceuticals);
                                                                                   Imation Corp. (data storage products).
---------------------------------------------------------------------------------------------------------------------------------
Edward D. Miller           Director       Since         Dean and Chief             Mercantile Alternative Strategies Master
Age: 64                                   2002          Executive Officer,         Fund LLC, Mercantile Alternative
                                                        Johns Hopkins              Strategies Fund LLC, Mercantile
                                                        Medicine, January          Alternative Strategies Fund for Tax-
                                                        1997 to present.           Exempt/Deferred Investors (TEDI) LLC,
                                                                                   Mercantile Long-Short Manager Fund
                                                                                   LLC, Mercantile Long-Short Manager
                                                                                   Fund LLC for Tax-Exempt/Deferred
                                                                                   Investors (TEDI) LLC, Mercantile Long-
                                                                                   Short Manager Master Fund LLC,
                                                                                   Mercantile Absolute Return Fund LLC,
                                                                                   Mercantile Absolute Return Fund for
                                                                                   Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC; Mercantile Funds, Inc.; Bradmer
                                                                                   Pharmaceuticals Inc. (pharmaceuticals).
---------------------------------------------------------------------------------------------------------------------------------

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
John R. Murphy             Director       Since         Vice Chairman,             Mercantile Alternative Strategies Master
Age: 73                    and            2002          National Geographic        Fund LLC, Mercantile Alternative
                           Chairman                     Society, March 1998        Strategies Fund LLC, Mercantile
                           of the Board                 to present.                Alternative Strategies Fund for Tax-
                                                                                   Exempt/Deferred Investors (TEDI) LLC,
                                                                                   Mercantile Long-Short Manager Master
                                                                                   Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC, Mercantile Long-
                                                                                   Short Manager Fund LLC for Tax-
                                                                                   Exempt/Deferred Investors (TEDI) LLC,
                                                                                   Mercantile Absolute Return Fund LLC,
                                                                                   Mercantile Absolute Return Fund for
                                                                                   Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC; Mercantile Funds, Inc.; Omnicom
                                                                                   Group, Inc. (media and marketing
                                                                                   services); Sirsi Dynix (technology).
---------------------------------------------------------------------------------------------------------------------------------
Thomas L. Owsley           Director       Since         Retired since August       Mercantile Alternative Strategies Master
Age: 66                                   2005          2004; President,           Fund LLC, Mercantile Alternative
                                                        Chief Executive            Strategies Fund LLC, Mercantile
                                                        Officer and Chief          Alternative Strategies Fund for Tax-
                                                        Operating Officer,         Exempt/Deferred Investors (TEDI) LLC,
                                                        Crown Central              Mercantile Long-Short Manager Master
                                                        Petroleum                  Fund LLC, Mercantile Long-Short
                                                        Corporation 2003 to        Manager Fund LLC, Mercantile Long-
                                                        August 2004: Senior        Short Manager Fund LLC for Tax-
                                                        Vice President,            Exempt/Deferred Investors (TEDI) LLC,
                                                        General Counsel and        Mercantile Absolute Return Fund LLC,
                                                        Corporate Secretary        Mercantile Absolute Return Fund for
                                                        2001 to 2003.              Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC; Mercantile Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
George R. Packard, III     Director       Since         President, U.S. Japan      Mercantile Alternative Strategies Master
III                                       2002          Foundation.                Fund LLC, Mercantile Alternative
Age: 75                                                                            Strategies Fund LLC, Mercantile
                                                                                   Alternative Strategies Fund for Tax-
                                                                                   Exempt/Deferred Investors (TEDI) LLC,
                                                                                   Mercantile Long-Short Manager Master
                                                                                   Fund LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC, Mercantile Long-
                                                                                   Short Manager Fund LLC for Tax-
                                                                                   Exempt/Deferred Investors (TEDI) LLC,
                                                                                   Mercantile Absolute Return Fund LLC,
                                                                                   Mercantile Absolute Return Fund for
                                                                                   Tax-Exempt/Deferred Investors (TEDI)
                                                                                   LLC; Mercantile Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------


INTERESTED DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
NAME AND AGE               POSITION       LENGTH OF     PRINCIPAL                  OTHER DIRECTORSHIPS HELD BY
                           HELD WITH      TIME          OCCUPATION DURING          DIRECTOR
                           FUND           SERVED        PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Decatur H. Miller(1)       Director       Since         Retired.                   Mercantile Alternative Strategies
Age: 74                                   2002                                     Master Fund LLC, Mercantile
                                                                                   Alternative Strategies Fund LLC,
                                                                                   Mercantile Alternative Strategies
                                                                                   Fund for Tax-Exempt/Deferred
                                                                                   Investors (TEDI) LLC, Mercantile
                                                                                   Long-Short Manager Master Fund
                                                                                   LLC, Mercantile Long-Short
                                                                                   Manager Fund LLC, Mercantile
                                                                                   Long-Short Manager Fund LLC for
                                                                                   Tax-Exempt/Deferred Investors
                                                                                   (TEDI) LLC, Mercantile Absolute
                                                                                   Return Fund LLC, Mercantile
                                                                                   Absolute Return Fund for Tax-
                                                                                   Exempt/Deferred Investors (TEDI)
                                                                                   LLC; Mercantile Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------

(1)  Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which MSD&T, the parent company of MCA, is also a co-trustee.

OFFICERS OF THE FUND
Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.
-----------------------------------------------------------------------------------------------------------------------
                             POSITION(S)     LENGTH
                              HELD WITH      OF TIME                       PRINCIPAL OCCUPATION(S)
NAME AND AGE                    FUND         SERVED                          DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Kevin A. McCreadie         President        Since       Executive Vice President of the Fund from 2003 to March
Age: 46                                     2004        2004. President, MCA since 2004; Chief Investment
                                                        Officer, MCA and MSD&T since 2002; Partner, Brown
                                                        Investment Advisory & Trust Company from 1999 to 2002.


-----------------------------------------------------------------------------------------------------------------------
David L. Meyer             Vice             Since       Executive Vice President and Chief Operating Officer,
Age: 50                    President        2006        Investment and Wealth Management, MSD&T since 2002;
                                                        Deputy Chief Operating Officer of PNC Wealth
                                                        Management since 2007; Senior Vice President and Chief
                                                        Operating, MCA since 2002; Chairman of Board of
                                                        Mercantile Brokerage Services, Inc. 2002; Managing
                                                        Director of JPMorgan 1994 to 2002.
-----------------------------------------------------------------------------------------------------------------------

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                             POSITION(S)    LENGTH
                              HELD WITH    OF TIME                        PRINCIPAL OCCUPATION(S)
NAME AND AGE                    FUND        SERVED                          DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux          Assistant Vice  Since       President, EJV Financial Services (consulting) since 2002;
Age: 63                     President and   2004        Director, Senior Vice President, Old Mutual Advisor Funds
                                Chief                   II since 2005; Vice President, Swiss Helvetia Fund since
                              Compliance                1987; Vice President, Hilliard Lyons Government Fund
                               Officer                  since 2004; Vice President, ISI Funds since 1986; Chief
                                                        Compliance Officer, Victory Funds since 2005; Deutsche
                                                        Asset Management ("DeAM") from 1987 to 2002.
-----------------------------------------------------------------------------------------------------------------------
Michael D. Daniels         Treasurer        Since       Senior Vice President, MSD&T and MCA since 2006; Vice
Age: 39                                     2006        President, Calamos Asset Management from 2004 to 2006;
                                                        Vice President, JPMorgan from 2002 to 2004.
-----------------------------------------------------------------------------------------------------------------------
Jennifer E. Vollmer        Secretary        Since       Vice President, MCA and MSD&T since 2001; Associate,
Age: 35                                     2002        DeAM from 1999 to 2001.
-----------------------------------------------------------------------------------------------------------------------
Savonne L. Ferguson        Assistant        Since       Assistant Vice President, MCA and MSD&T since 2002;
Age: 33                    Secretary        2004        DeAM Associate (2002) from 1999 to 2002.
-----------------------------------------------------------------------------------------------------------------------

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund (the "Prior Investment Management Agreement"). The Manager was indirectly wholly owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). The foregoing is referred to as the "Merger." The Merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

At a regular meeting held on February 15, 2007, the Directors of the Master Fund, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve an interim investment management agreement between the Master Fund and the Manager (the "Interim Investment Management Agreement") in order for the Manager to continue to serve as the investment manager in the event that the Merger occurred.

In reaching their decision to approve the Interim Investment Management Agreement, the Directors met with senior personnel of the Manager and PNC to discuss the general terms of the proposed merger transaction, the general corporate structure of PNC, the Manger's views on the proposed merger transaction, and PNC's general plans for operating the Manager as part of its asset management business.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, reviewed materials received from the Manager and considered the presentations made by PNC and the Manager. The Directors also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Interim Investment Management Agreement. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager or PNC were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and its members, and took into account that the Interim Investment Management Agreement was identical in all material respects to the Prior Investment Management agreement; that the advisory fees earned would be held in escrow pending approval of a new investment management agreement; that the material terms of the acquisition that would impact the Master Fund or the Manager, including PNC's stated intentions regarding the extent of integration of the Manager into the PNC organization; plans to retain key personnel of the Manager; any contemplated changes to the structure of the Master Fund or its Directors, officers, service providers, distribution channels or other operational matters; that the Master Fund would not bear any expenses related to the acquisition, including expenses related to the proxy statement; and that the independence of the Master Fund's registered public accounting firm would not be compromised by the acquisition.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Interim Investment Management Agreement, the Directors considered the stated intentions of PNC and the Manager to retain key personnel of the Manager and noted that, pursuant to the authority given to it under the Interim Investment Management Agreement, the Manager would continue to retain the services of Ramius HVB Partners, LLC to act as investment adviser to the Master Fund, as it did under the Prior Investment Management Agreement. Based on this review, the Directors concluded that Mercantile had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also reviewed the annualized returns of the feeder funds to the Master Fund for the calendar year-to-date, three-year and since inception periods ended December 31, 2006 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the feeder funds underperformed the HFRX Absolute Return Index for the year ended December 31, 2006, but outperformed the three-year and since inception periods. In addition, the feeder funds outperformed the annual returns of the Lehman Aggregate Bond Index for the year ended December 31, 2006, and the three-year and since inception periods. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Interim Investment Management Agreement were reasonable and fair and that the approval of the Interim Investment Management Agreement was in the best interests of the Master Fund and its members.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201


INVESTMENT ADVISER
Ramius HVB Partners, LLC
666 Third Avenue
New York, New York 10017


SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456


LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The principal financial officer also is the principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Mr. L. White Matthews, III. Mr.
L. White Matthews, III is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche, LLP ("D&T") related to the registrant.

D&T billed the registrant aggregate fees for services rendered to the registrant for the fiscal year ended March 31, 2007 set forth in the table below. The registrant was formed on August 4, 2005 and commenced operations on July 1, 2006.


------------------ -----------------------------------------------------
                                       FISCAL 2007
------------------ -----------------------------------------------------
                   All fees and      All fees and      All other fees
                   services to the   services to       and services to
                   Fund that were    service           service
                   pre-approved      affiliates that   affiliates that
                                     were              did not require
                                     pre-approved      pre-approval
------- ---------- ----------------- ----------------- -----------------
(a)     Audit          $22,000             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- -----------------
(c)     Tax            $15,750             N/A               N/A
        Fees

------- ---------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant, its investment manager (other than its sub-adviser) or any entity controlling, controlled by, or under common control with the investment manager ("adviser affiliate"). Prior to the commencement of any audit or non-audit services to the registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) During the registrant's fiscal year ended March 31, 2007, there were no waivers of the requirement that non-audit services provided to the registrant or any adviser affiliate be pre-approved.

(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by D&T for the fiscal year ended March 31, 2007 were $15,750.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant does not invest in voting securities. The registrant is a feeder fund that invests substantially all of its assets, through a Cayman Islands domiciled fund, in a master fund which has the same investment objective as the registrant. Pursuant to the requirements of the Investment Company Act of 1940, as amended, applicable to master-feeder fund arrangements, the registrant's voting rights with respect to the Cayman Islands fund and the master fund will pass down to the registrant's own members.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant is a feeder fund that invests substantially all of its assets in a master fund which has the same investment objective as the master fund. The investment advisory services are provided to the master fund. As such, the following information pertains to the portfolio managers of the master fund's investment portfolio:

(a)(1) Ramius HVB Partners, LLC (the "Adviser") is the investment adviser of the master fund. The Adviser is jointly owned by Ramius, a limited liability company organized under the laws of Delaware, and HVB, a German corporation. The Adviser's offices are located at 666 Third Avenue, 26th Floor, New York, NY 10017.

     The day-to-day management of the master fund's portfolio is the responsibility of the Adviser's Investment Management Committee, which is made up of the following individuals:

     THOMAS W. STRAUSS. Thomas Strauss is CEO and CIO of Ramius HVB Partners, LLC (the "Adviser"). Mr. Strauss is also a Managing Member of Ramius Capital Group, LLC and a member of the Adviser's Executive Committee. Mr. Strauss joined the Adviser in 1995.

Mr. Strauss was the former President of Salomon Brothers and Vice Chairman of Salomon Inc. Over the course of his career, he was a former Board member of: The Governors of the American Stock Exchange, the Chicago Mercantile Exchange, the Public Securities Association, the Securities Industry Association, and The Federal Reserve Intl. Capital Markets Advisory Committee. Presently, he is on the Board of Directors of Armor Holdings, Inc. and a member of the Board of Trustees of The Mount Sinai-NYU Medical Center & Health System.

     RICHARD FERTIG. Richard Fertig is a Managing Director and Co-Head of Investments at the Adviser. Mr. Fertig joined the Adviser in February 2001.

Prior to joining Ramius, Mr. Fertig was an associate at The Blackstone Group where he was responsible for underlying manager selection, due diligence, and portfolio and risk management. Mr. Fertig was also a pit trader and clerk for First Continental Trading in Chicago.

Mr. Fertig received a M.B.A. in Finance from The Wharton School of the University of Pennsylvania and an B.A. from Cornell University as a double major in Economics and Psychology.

     JAMES NEUMANN. James Neumann is a Managing Director and Co-Head of Investments at the Adviser. Mr. Neumann joined the Adviser in December 2004.

Prior to the joint partnership, Mr. Neumann was a Senior Analyst at HVB Alternative Advisors, Inc. from 2002-2004. Prior to that, he was a Chief Financial Officer and Managing Director at Colangelo Synergy Marketing Inc. a profitable start-up venture. Mr. Neumann has over 17 years of investment, trading and portfolio management experience, primarily in fixed income. Other positions that Mr. Neumann held included: Vice President/Portfolio Manager for CPR (USA) Inc., a French Investment Bank, Vice President/Fixed Income Trader with Yamaichi International Inc., Senior Trader at UBS Securities and a trader for Aubrey G. Lanston & Co.

Mr. Neumann holds a B.S. from Providence College in Rhode Island and an M.B.A. in Finance with concentration in Investment Management and Trading from Fordham University in New York.

     HIREN R. PATEL. Hiren Patel is a Managing Director at the Adviser and Head of the Portfolio Solutions Group which designs customized portfolios for large institutional clients and is the primary interface between Ramius HVB's portfolio management and business development efforts. Previously, as a Senior Portfolio Manager, he was responsible for manager selection, due diligence, portfolio management and risk assessment activities across a variety of investment strategies. Mr. Patel joined the Firm in February 1998.

Prior to joining Ramius, Mr. Patel was a Senior Consultant in the Securities Industry Consulting Group at Price Waterhouse where he was primarily responsible for providing strategy, technology and operations consulting services to international and domestic commercial banks interested in forming broker/dealer subsidiaries. During the earlier part of his tenure at PricewaterhouseCoopers, Mr. Patel was engaged in a variety of strategy, market research, financial and technology consulting projects involving multi-national financial services firms.

Mr. Patel received an M.B.A. in Finance from Virginia Tech and a B.S. in Finance from Virginia Tech.

(a)(2) The following table provides information relating to other accounts managed by the Investment Management Committee as of March 31, 2007.

                                                          NUMBER OF ACCOUNTS                    TOTAL ASSETS MANAGED
                                             NUMBER OF      MANAGED WITH                         WITH PERFORMANCE-
                                             ACCOUNTS     PERFORMANCE-BASED                           BASED
                                              MANAGED       ADVISORY FEES       TOTAL ASSETS       ADVISORY FEES
----------------------------------------    -----------  ------------------    --------------   --------------------
THOMAS W. STRAUSS, RICHARD FERTIG,
   JAMES NEUMANN  AND HIREN R. PATEL*
   Registered investment companies......         2               2             $  158,980,000      $  158,660,000
   Other pooled investment vehicles.....        39              35             $2,597,376,000      $2,101,919,000
   Other accounts.......................        11              10             $  503,290,000      $  405,318,000
---------
*  All portfolio managers work together as a management team, and no individual portfolio manager is solely responsible for an account.

     The Adviser and its affiliates may carry on investment activities for their own accounts, for the accounts of their employees (and their families) and for other accounts in which the Master Fund has no interest. The Adviser and its affiliates also provide investment management services to other clients, including other collective investment vehicles. The Adviser and its affiliates may give advice and recommend securities to other managed accounts or investment funds which may differ from advice given to, or securities recommended or bought for, the master fund, even though their investment programs may be the same or similar.

     Certain inherent conflicts of interest arise from the fact that the Adviser and its affiliates generally carry on other investment activities in which the Fund will have no interest.

     The Investment Advisory Agreement among the master fund, the Manager and the Adviser does not impose any specific obligations or requirements concerning the allocation of time, effort or investment opportunity by the Adviser to the Registrant. The Adviser and its members, officers and employees will devote as much of their time to the activities of the master fund as they deem necessary and appropriate. The Adviser and its affiliates are not restricted from forming investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the master fund or the portfolio manager and may involve substantial time and resources of the Adviser. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser and its officers and employees will not be devoted exclusively to the business of the master fund, but will be allocated between the business of the master fund and the management of the monies of other advisees of the Adviser.

(a)(3) Compensation for the portfolio managers is a combination of a fixed salary and a discretionary bonus. The Adviser pays the portfolio managers' compensation in cash. The discretionary bonus is not tied directly to the performance or the value of assets of the registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support. As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus into a tax-qualified retirement plan. In addition, senior portfolio managers receive discretionary, non-voting equity-based compensation, a portion of which is reinvested into the Adviser's flagship fund-of-hedge funds product, and which is determined, in part, based on the profits earned by the Adviser. All portfolio managers are also eligible to participate in profit-sharing plans created for employees of the Adviser, pursuant to which a fixed dollar amount of profit sharing is paid in equal amounts to such employees.

(a)(4) As of March 31, 2007, no portfolio manager was the beneficial owner of any securities in the registrant or the master fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Conduct for the principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Mercantile Absolute Return Fund LLC


By (Signature and Title)*                     /s/ Kevin A. McCreadie
                                              -----------------------
                                              Kevin A. McCreadie
                                              Chief Executive Officer
Date: May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Kevin A. McCreadie
                                              -----------------------
                                              Kevin A. McCreadie
                                              Chief Executive Officer
Date: May 24, 2007


By (Signature and Title)*                     /s/ Michael D. Daniels
                                              ---------------------------
                                              Michael D. Daniels
                                              Chief Financial Officer
Date: May 24, 2007
* Print the name and title of each signing officer under his or her signature.